Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Employee pension benefits	$ 149.9	$ 172.1
Net operating and capital loss carryforwards	107.3	102.0
Foreign tax credits	54.2	53.8
Employee compensation programs	54.9	49.4
Reserves and accrued expenses	7.7	8.9
Deferred revenue	3.8	8.7
Other	3.1	5.8
Gross deferred income tax assets	380.9	400.7
Valuation allowance	(102.5)	(92.8)
Total deferred income tax assets, net	278.4	307.9
Deferred income tax liabilities:
Goodwill and intangible assets	(305.2)	(322.1)
Pension expense	(101.4)	(122.1)
Undistributed earnings of foreign subsidiaries	(52.3)	(44.8)
Depreciation	(15.3)	(17.5)
Other	(18.8)	(21.1)
Total deferred income tax liability	(493.0)	(527.6)
Net deferred income tax liability	$ (214.6)	$ (219.7)